                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02611

                            Van Kampen Exchange Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 6/30/05

Item 1. Report to Shareholders.

The Fund's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Exchange Fund performed during the semi-annual period. This report includes the fund's financial statements and a list of fund investments as of June 30, 2005.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF THE FUND SHARES MAY BE THEREFORE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 6/30/05

                                           since 12/16/76
-----------------------------------------------------------
AVERAGE ANNUAL
TOTAL RETURNS                             W/O SALES CHARGES

Since Inception                                12.14%

10-year                                         9.99

5-year                                         -4.30

1-year                                          5.63

6 months                                        3.16
-----------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a partner would pay on fund distributions or the redemption of fund shares. Figures shown above assume reinvestment of all dividends and capital gains.

The S&P 500 Stock Index is generally representative of the U. S. stock market. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the Fund's investment advisory agreement require that the investment advisory agreement between the Fund and its investment adviser be approved annually both by a majority of the Board of Managing General Partners and by a majority of the independent Managing General Partners voting separately.

On May 25, 2005, the Board of Managing General Partners, and the independent Managing General Partners voting separately, determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory contract as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Managing General Partners considered materials that were specifically prepared by the investment adviser at the request of the Board and Fund counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the contract review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the Fund. Finally, the Board considered materials it had received in approving a change in the advisory fee rate effective November 1, 2004. The Board of Managing General Partners considered the contract over a period of several months and the non-management Managing General Partners held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the contract.

In approving the investment advisory agreement, the Board of Managing General Partners considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the Fund compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Managing General Partners considered the extent to which any economies of scale experienced by the investment adviser are shared with the Fund's shareholders, and the propriety of breakpoints in the Fund's investment advisory fee schedule. The Board of Managing General Partners considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry. The Board of Managing General Partners also reviewed the benefit to the investment adviser of receiving research paid for by Fund assets and the propriety of such arrangements. The Board of Managing General Partners evaluated other benefits the investment adviser and its affiliates derive from their relationship with the Fund. The Board of Managing General Partners reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Managing General Partners discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Managing General Partners reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements.

The Board of Managing General Partners, including the independent Managing General Partners, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Managing General Partners considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the Fund. The Managing General Partners discuss with investment adviser the resources available and used in managing the Fund. The Fund discloses information about its portfolio management team members and their experience in its prospectus. The Managing General Partners also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory contract.

Performance, Fees and Expenses of the Fund. On a regular basis, the Board of Managing General Partners reviews the performance, fees and expenses of the Fund compared to its peers and to appropriate benchmarks. In addition, a performance committee of the Board spends more focused time on the performance of the Fund and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The Managing General Partners discuss with the investment adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Managing General Partners and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The Fund discloses more information about its performance elsewhere in this report and in the Fund's prospectus. The Managing General Partners discuss with the investment adviser the level of advisory fees for this Fund relative to comparable funds and other products advised by the adviser and others in the marketplace. The Managing General Partners review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the Fund's overall expense ratio.

The Board has determined that the performance, fees and expenses of the Fund support its decision to approve the investment advisory contract.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the Managing General Partners review the investment adviser's expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of a special ad hoc committee of the Board. The Managing General Partners discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory contract.

Economies of Scale. On a regular basis, the Board of Managing General Partners considers the size of the Fund and how that relates to the Fund's expense ratio and particularly the Fund's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the Managing General Partners discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund's portfolio and whether the advisory fee level is appropriate relative to current asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the investment advisory contract.

Other Benefits of the Relationship. On a regular basis, the Board of Managing General Partners considers other benefits to the investment adviser and it affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The Managing General Partners review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory contract.

VAN KAMPEN EXCHANGE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
-------------------------------------------------------------------------------------
COMMON STOCKS  99.3%
AEROSPACE & DEFENSE  0.7%
Honeywell International, Inc. ..............................    12,528    $   458,901
                                                                          -----------

ALUMINUM  0.6%
Alcan, Inc. (Canada)........................................    10,774        323,220
Novelis Inc. (Canada).......................................     2,154         55,315
                                                                          -----------
                                                                              378,535
                                                                          -----------
AUTO PARTS & EQUIPMENT  0.3%
Dana Corp. .................................................    13,677        205,292
                                                                          -----------

COAL & CONSUMABLE FUELS  0.8%
Massey Energy Corp. ........................................    12,831        483,985
                                                                          -----------

COMPUTER HARDWARE  1.7%
International Business Machines Corp. ......................    15,016      1,114,187
                                                                          -----------

CONSTRUCTION & ENGINEERING  1.1%
Fluor Corp. ................................................    12,831        738,937
                                                                          -----------

DIVERSIFIED BANKS  1.4%
HSBC Holdings PLC--ADR (United Kingdom).....................    11,434        910,718
                                                                          -----------

FOREST PRODUCTS  1.0%
Louisiana-Pacific Corp. ....................................    25,970        638,343
                                                                          -----------

HEALTH CARE DISTRIBUTORS  0.2%
Cardinal Health, Inc. ......................................     1,867        107,502
                                                                          -----------

HEALTH CARE EQUIPMENT  0.6%
Baxter International, Inc. .................................    10,000        371,000
                                                                          -----------

HEALTH CARE SERVICES  0.5%
Medco Health Solutions, Inc. (a)............................     6,075        324,162
                                                                          -----------

HEALTH CARE SUPPLIES  0.1%
Edwards Lifesciences Corp. (a)..............................     1,000         43,020
                                                                          -----------

INDUSTRIAL GASES  8.3%
Air Products & Chemicals, Inc. .............................    89,021      5,367,966
                                                                          -----------

INDUSTRIAL MACHINERY  1.0%
SPX Corp. ..................................................    13,648        627,535
                                                                          -----------

See Notes to Financial Statements                                              5

VAN KAMPEN EXCHANGE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
-------------------------------------------------------------------------------------
INTEGRATED OIL & GAS  14.5%
Amerada Hess Corp. .........................................    21,200    $ 2,258,012
BP PLC--ADR (United Kingdom)................................    33,876      2,113,185
Exxon Mobil Corp. ..........................................    86,639      4,979,143
                                                                          -----------
                                                                            9,350,340
                                                                          -----------
MULTI-LINE INSURANCE  3.7%
American International Group, Inc. .........................    41,688      2,422,073
                                                                          -----------

OFFICE SERVICES & SUPPLIES  1.3%
IKON Office Solutions, Inc. ................................    86,993        827,303
                                                                          -----------

OIL & GAS DRILLING  0.3%
Transocean, Inc. (Cayman Islands) (a).......................     3,113        168,009
                                                                          -----------

OIL & GAS EQUIPMENT & SERVICES  6.2%
Baker Hughes, Inc. .........................................    25,634      1,311,435
Halliburton Co. ............................................    30,320      1,449,902
Schlumberger, Ltd. (Netherlands Antilles)...................    16,080      1,221,115
                                                                          -----------
                                                                            3,982,452
                                                                          -----------
OIL & GAS EXPLORATION & PRODUCTION  3.9%
Apache Corp. ...............................................    26,346      1,701,952
Kerr-McGee Corp. ...........................................    10,900        831,779
                                                                          -----------
                                                                            2,533,731
                                                                          -----------
PACKAGED FOODS & MEATS  4.9%
McCormick & Co., Inc. ......................................    96,518      3,154,208
                                                                          -----------

PAPER PRODUCTS  1.8%
Georgia-Pacific Corp. ......................................    37,376      1,188,557
                                                                          -----------

PHARMACEUTICALS  26.6%
Johnson & Johnson...........................................    78,636      5,111,340
Merck & Co., Inc. ..........................................    50,376      1,551,581
Pfizer, Inc. ...............................................   184,471      5,087,710
Schering-Plough Corp. ......................................   156,022      2,973,779
Wyeth.......................................................    56,000      2,492,000
                                                                          -----------
                                                                           17,216,410
                                                                          -----------
REAL ESTATE INVESTMENT TRUSTS  1.4%
Plum Creek Timber Co., Inc. REIT............................    25,602        929,353
                                                                          -----------

RESTAURANTS  0.2%
Luby's Cafeterias, Inc. (a).................................    13,367        159,736
                                                                          -----------

SEMICONDUCTORS  11.0%
Intel Corp. ................................................   273,429      7,125,560
                                                                          -----------

 6                                             See Notes to Financial Statements

VAN KAMPEN EXCHANGE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
-------------------------------------------------------------------------------------
SPECIALTY CHEMICALS  5.2%
International Flavors & Fragrances, Inc. ...................    49,712    $ 1,800,569
Lubrizol Corp. .............................................    37,620      1,580,416
                                                                          -----------
                                                                            3,380,985
                                                                          -----------

TOTAL LONG-TERM INVESTMENTS  99.3%
  (Cost $6,830,731)....................................................    64,208,800

REPURCHASE AGREEMENT  0.8%
State Street Bank & Trust Co. ($520,000 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  3.25%, dated 06/30/05, to be sold on 07/01/05 at $520,047)
  (Cost $520,000)......................................................       520,000
                                                                          -----------

TOTAL INVESTMENTS  100.1%
  (Cost $7,350,731)....................................................    64,728,800
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.1%)..........................       (34,530)
                                                                          -----------

NET ASSETS  100.0%.....................................................   $64,694,270
                                                                          ===========

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

REIT--Real Estate Investment Trust

See Notes to Financial Statements                                              7

VAN KAMPEN EXCHANGE FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2005 (Unaudited)

ASSETS:
Total Investments (Cost $7,350,731).........................  $64,728,800
Cash........................................................          901
Receivables:
  Dividends.................................................       74,941
  Interest..................................................           47
Other.......................................................       15,304
                                                              -----------
    Total Assets............................................   64,819,993
                                                              -----------
LIABILITIES:
Payables:
  Investment Advisory Fee...................................       16,088
  Other Affiliates..........................................        2,704
Managing General Partners' Retirement Plan..................       68,091
Accrued Expenses............................................       38,840
                                                              -----------
    Total Liabilities.......................................      125,723
                                                              -----------
NET ASSETS..................................................  $64,694,270
                                                              ===========
NET ASSETS ARE COMPRISED OF:
178,223 units of limited partnership interest...............  $63,423,124
3,352 units of non-managing general partnership interest....    1,192,856
220 units of managing general partnership interest..........       78,290
                                                              -----------
NET ASSETS..................................................  $64,694,270
                                                              ===========
NET ASSET VALUE PER UNIT ($64,694,270 divided by 181,795
  units of partnership interest outstanding)................  $    355.86
                                                              ===========

 8                                             See Notes to Financial Statements

VAN KAMPEN EXCHANGE FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $7,148)......  $   590,456
Interest....................................................        4,785
                                                              -----------
    Total Income............................................      595,241
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................       95,398
Managing General Partners' Fees and Related Expenses........       19,158
Audit.......................................................       13,586
Shareholder Reports.........................................       13,301
Shareholder Services........................................        7,994
Custody.....................................................        6,126
Legal.......................................................        3,450
Other.......................................................       12,700
                                                              -----------
    Total Expenses..........................................      171,713
    Less Credits Earned on Cash Balances....................        1,014
                                                              -----------
    Net Expenses............................................      170,699
                                                              -----------
NET INVESTMENT INCOME.......................................  $   424,542
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain on Investments as a result of partner
  in-kind redemptions.......................................  $   581,508
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   56,381,252
  End of the Period.........................................   57,378,069
                                                              -----------
Net Unrealized Appreciation During the Period...............      996,817
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $ 1,578,325
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 2,002,867
                                                              ===========

See Notes to Financial Statements                                              9

VAN KAMPEN EXCHANGE FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                            FOR THE              FOR THE
                                                        SIX MONTHS ENDED       YEAR ENDED
                                                         JUNE 30, 2005      DECEMBER 31, 2004
                                                        -------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.................................    $   424,542          $   640,439
Net Realized Gain on Investments as a result of
  partner in-kind redemptions.........................        581,508            5,022,438
Net Unrealized Appreciation/Depreciation During the
  Period..............................................        996,817           (2,379,291)
                                                          -----------          -----------
Change in Net Assets from Operations..................      2,002,867            3,283,586
                                                          -----------          -----------

Distributions from Net Investment Income..............       (117,198)            (237,835)
Distributions from Net Realized Gain..................         (9,785)             (17,030)
                                                          -----------          -----------
Total Distributions...................................       (126,983)            (254,865)
                                                          -----------          -----------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES...      1,875,884            3,028,721
                                                          -----------          -----------

FROM PARTNERSHIP UNIT TRANSACTIONS:
Proceeds From Units Issued Through Dividend
  Reinvestment........................................         23,087               46,523
Cost of Units Repurchased.............................       (770,498)          (5,935,578)
                                                          -----------          -----------
NET CHANGE IN NET ASSETS FROM PARTNERSHIP UNIT
  TRANSACTIONS........................................       (747,411)          (5,889,055)
                                                          -----------          -----------
TOTAL INCREASE/DECREASE IN NET ASSETS.................      1,128,473           (2,860,334)
NET ASSETS:
Beginning of the Period...............................     63,565,797           66,426,131
                                                          -----------          -----------
End of the Period.....................................    $64,694,270          $63,565,797
                                                          ===========          ===========

CHANGE IN PARTNERSHIP UNITS OUTSTANDING:
Units Issued Through Dividend Reinvestment............             67                  141
Units Repurchased.....................................         (2,174)             (17,817)
                                                          -----------          -----------
  Decrease in Partnership Units Outstanding...........         (2,107)             (17,676)
                                                          ===========          ===========

 10                                            See Notes to Financial Statements

VAN KAMPEN EXCHANGE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                               SIX MONTHS
                                 ENDED                     YEAR ENDED DECEMBER 31,
                                JUNE 30,     ---------------------------------------------------
                                  2005        2004       2003       2002       2001       2000
                               -----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD..................  $345.65      $329.53    $261.82    $352.77    $376.51    $348.41
                                -------      -------    -------    -------    -------    -------
  Net Investment Income.......     2.32(a)      3.43(a)    2.99(a)    2.60(a)    2.40(a)    1.85(a)
  Net Realized and Unrealized
    Gain/Loss.................     8.58        14.06      66.00     (92.27)    (24.86)     28.06
                                -------      -------    -------    -------    -------    -------
Total from Investment
  Operations..................    10.90        17.49      68.99     (89.67)    (22.46)     29.91
                                -------      -------    -------    -------    -------    -------
Less:
  Distributions from Net
    Investment Income.........      .64         1.28       1.28       1.28       1.28       1.28
  Distributions from Net
    Realized Gain.............      .05          .09        -0-        -0-        -0-        .53
                                -------      -------    -------    -------    -------    -------
Total Distributions...........      .69         1.37       1.28       1.28       1.28       1.81
                                -------      -------    -------    -------    -------    -------
NET ASSET VALUE, END OF THE
  PERIOD......................  $355.86      $345.65    $329.53    $261.82    $352.77    $376.51
                                =======      =======    =======    =======    =======    =======

Total Return (b)..............    3.16%*       5.33%     26.44%    -25.47%     -5.97%      8.56%
Net Assets at End of the
  Period (In millions)........  $  64.7      $  63.6    $  66.4    $  56.5    $  84.7    $  94.8
Ratio of Expenses to Average
  Net Assets..................     .54%         .72%       .78%       .71%       .64%       .65%
Ratio of Net Investment Income
  to Average Net Assets.......    1.34%        1.04%      1.05%       .85%       .68%       .45%
Portfolio Turnover............       0%*          0%         0%         0%         0%         0%

*   Non-Annualized

(a) Based on average units outstanding.

(b) Total return based on net asset value (NAV) assumes an investment at the beginning of the period indicated, reinvestment of all distributions for the period, and sale of all units at the end of the period, all at NAV. These returns do not reflect the deduction of taxes that a partner would pay on Fund distributions or the redemption of Fund units.

See Notes to Financial Statements                                             11

VAN KAMPEN EXCHANGE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Exchange Fund (the "Fund"), a California limited partnership, is a partnership registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment management company. The Fund seeks long-term growth of capital. The production of current income is a secondary objective. The Fund commenced investment operations on December 16, 1976.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sales price is not available are valued at the mean between the last reported bid and ask price. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Managing General Partners. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INVESTMENT INCOME Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

D. FEDERAL INCOME TAXES The Fund has met the qualifications to be classified as a partnership for federal income tax purposes and intends to maintain this qualification in the future. A partnership is not subject to federal income tax.

VAN KAMPEN EXCHANGE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED) continued

    At June 30, 2005, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $ 3,440,641
                                                              -----------
Gross tax unrealized appreciation...........................  $61,288,159
Gross tax unrealized depreciation...........................          -0-
                                                              -----------
Net tax unrealized appreciation on investments..............  $61,288,159
                                                              ===========

E. DISTRIBUTION OF INCOME AND GAINS Quarterly distributions to partners are recorded on the record date. Net investment income is allocated daily to each partner, relative to the total number of units held. Capital gains or losses will be allocated equally among units outstanding on the day recognized.

F. EXPENSE REDUCTIONS During the six months ended June 30, 2005, the Fund's custody fee was reduced by $1,014 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide facilities and investment advice to the Fund for an annual fee payable monthly of .30% based on the average daily net assets of the Fund.

    For the six months ended June 30, 2005, the Fund recognized expenses of approximately $3,500 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, counsel to the Fund, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended June 30, 2005, the Fund recognized expenses of approximately $4,400 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended June 30, 2005, the Fund recognized expenses of approximately $7,400 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Managing General Partners.

    Managing general partners of the Fund who are not affiliated with the Adviser are compensated by the Fund at the annual rate of approximately $500 plus a fee of $250 per Board meeting attended.

    The Managing General Partners of the Fund instituted a Retirement Plan effective April 1, 1996. The Plan is not funded, and obligations under the Plan will be paid solely out of the Fund's general accounts. The Fund will not reserve or set aside funds for the payment of its obligations under the Plan by any form of trust or escrow. For the current Managing General Partners not affiliated with the Adviser, the annual retirement benefit payable per

VAN KAMPEN EXCHANGE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2005 (UNAUDITED) continued

year for a ten year period is based upon the highest total annual compensation received in any of the three calendar years preceding retirement. Managing General Partners with more than five but less than ten years of service at retirement will receive a prorated reduced benefit. Under the Plan, for the Managing General Partners retiring with the effectiveness of the Plan, the annual retirement benefit payable per year for a ten year period is equal to 75% of the total compensation received from the Fund during the 1995 calendar year.

    At June 30, 2005, Van Kampen Funds Inc. and Van Kampen Exchange Corp., as nonmanaging general partners of the Fund, owned 223 and 3,129 units of partnership interest, respectively.

3. PARTNERSHIP UNIT TRANSACTIONS

Partners of the Fund may redeem units at any time. The net asset value of units redeemed, other than redemptions under a systematic withdrawal plan, may be paid in cash or securities, at the option of the Fund, and will ordinarily be paid in whole or in part in securities. The Fund's valuation will determine the quantity of securities tendered. The Fund will select securities for tender in redemptions based on tax or investment considerations.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $-0- and $589,180, respectively.

5. NET ASSETS

At June 30, 2005, net assets include the following:

Net paid in capital on units of beneficial interest.........  $ 7,316,201
Net unrealized appreciation on investments..................   57,378,069
                                                              -----------
Total net assets............................................  $64,694,270
                                                              ===========

6. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN EXCHANGE FUND (A CALIFORNIA LIMITED PARTNERSHIP)

MANAGING GENERAL PARTNERS, OFFICERS, AND IMPORTANT ADDRESSES

MANAGING GENERAL PARTNERS

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

MITCHELL M. MERIN
President and Chief Executive Officer

RONALD E. ROBISON
Executive Vice President and Principal
Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and Chief
Investment Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, NY 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK AND
TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

NON-MANAGING GENERAL PARTNERS

VAN KAMPEN EXCHANGE CORP.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, NY 10020

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

DELOITTE & TOUCHE LLP
111 South Wacker Drive
Chicago, Illinois 60606-4301

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN EXCHANGE FUND

RESULTS OF PARTNER VOTES

The Annual Meeting of the Partners of the Fund was held on June 22, 2005, where partners voted on the election of Managing General Partners. With regard to the election of the following Managing General Partners of the Fund:

                                                                      # OF SHARES
                                                              ----------------------------
                                                              IN FAVOR            WITHHELD
------------------------------------------------------------------------------------------
David C. Arch...............................................  104,464              5,845
Jerry D. Choate.............................................  104,464              5,845
Rod Dammeyer................................................  104,464              5,845
Linda Hutton Heagy..........................................  104,464              5,845
R. Craig Kennedy............................................  104,464              5,845
Howard J Kerr...............................................  104,464              5,845
Mitchell M. Merin...........................................  104,464              5,845
Jack E. Nelson..............................................  104,464              5,845
Richard F. Powers, III......................................  104,464              5,845
Hugo F. Sonnenschein........................................  104,464              5,845
Wayne W. Whalen.............................................  104,464              5,845
Suzanne H. Woolsey..........................................  104,464              5,845

  VAN KAMPEN EXCHANGE FUND

  AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  VAN KAMPEN EXCHANGE FUND

  AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  VAN KAMPEN EXCHANGE FUND

  AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                 EXCH SAR 8/05
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN05-02050P-Y06/05

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)  Code of Ethics - Not applicable for semi-annual reports.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Exchange Fund

By:   /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
     ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 23, 2005

By:  /s/ Phillip G. Goff
     -------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: August 23, 2005